Taxes Recoverable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Taxes Recoverable
VAT Recoverable	$ 2,246	$ 1,731
GST Recoverable	51	22
Income Taxes Recoverable	17	17
Total Taxes Recoverable	$ 2,314	$ 1,770